Estimated Economic Lives of Acquired Intangible Assets with Finite Lives (Detail)	12 Months Ended
Dec. 31, 2013
Customer base | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	1 year 9 months 18 days
Customer base | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	6 years
Contract backlog | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	3 months 18 days
Contract backlog | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	1 year 3 months 18 days
Non-compete agreements | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	3 years
Non-compete agreements | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	5 years
Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	4 years 4 months 24 days
Computers and Software | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	1 year
Computers and Software | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	5 years
Core Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	6 years
Product Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	5 years